Statutory Reserve (Details) - Schedule of statutory reserve - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of Statutory Reserve [Abstract]
Beginning Balance	$ 1,499,369	$ 1,391,770	$ 1,241,573
Appropriation to statutory reserve	109,320	257,796	150,197
Ending Balance	$ 1,608,689	$ 1,499,369	$ 1,391,770